INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
INCOME TAXES	INCOME TAXES
The following are the major components of income tax expense for the years ended December 31:

	2021	2020
	$	$
Consolidated Statements of Income
Current income tax expense
Based on taxable income of the current year	217,896	171,637
Adjustments in respect of prior years	(1,685)	(2,714)
	216,211	168,923

Deferred income tax expense
Origination and reversal of temporary differences (net)	(42,419)	(1,722)
	(42,419)	(1,722)
Income tax expense reported in the consolidated statements of income	173,792	167,201
The following is a reconciliation between CI’s statutory and effective income tax rates for the years ended December 31:

	2021	2020
	%	%
Combined Canadian federal and provincial income tax rate	26.5	26.5
Increase (decrease) in income taxes resulting from
Recovery of prior years’ provisions for settled tax items	0.1	(0.5)
Other, net	3.0	—
Income tax expense reported in the consolidated statements of income and comprehensive income	29.6	26.0
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of CI’s deferred income tax assets and liabilities are as follows at December 31, 2021:

	December 31, 2020	Recognized in net income	Business acquisition [note 2]	Recognized in equity and FX	December 31, 2021
	$	$	$	$	$
Net deferred income tax (assets) liabilities
Fund contracts	487,348	(26,901)	8,095	(1,517)	467,025
Right-of-use assets	12,904	24,623	—	—	37,527
Equity-based compensation	(14,400)	531	—	(2,784)	(16,653)
Non-capital loss carryforwards	(7,341)	(1,835)	—	—	(9,176)
Provisions and other financial liabilities	(7,611)	(4,859)	—	—	(12,470)
Lease liabilities	(19,409)	(26,523)	—	—	(45,932)
Other	11,398	(7,455)	(166)	(222)	3,555
Net deferred income tax (assets) liabilities	462,889	(42,419)	7,929	(4,523)	423,876
Significant components of CI’s deferred income tax assets and liabilities are as follows at December 31, 2020:

	December 31, 2019	Recognized in net income	Business acquisition	Recognized in equity and FX	December 31, 2020
	$	$	$	$	$
Net deferred income tax (assets) liabilities
Fund contracts	482,696	(1,197)	4,188	1,661	487,348
Right-of-use assets	11,866	1,038	—	—	12,904
Equity-based compensation	(12,950)	(1,982)	—	532	(14,400)
Non-capital loss carryforwards	(5,116)	4,681	(6,906)	—	(7,341)
Provision for other liabilities	(2,690)	(4,921)	—	—	(7,611)
Lease liabilities	(19,163)	(246)	—	—	(19,409)
Other	10,198	905	41	254	11,398
Net deferred income tax (assets) liabilities	464,841	(1,722)	(2,677)	2,447	462,889